Loss Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net Loss	$ (14,691,871)		$ (7,683,830)					$ (29,232,518)	$ (19,349,948)	$ (31,674,084)	$ (18,468,776)
Denominator:
Basic weighted average common shares outstanding	4,551,755		8,522,923			1,875,000		3,818,717	8,458,434	8,197,409	8,310,333
Diluted weighted average common shares outstanding	4,551,755	3,956,455	8,522,923	8,442,703	3,446,123		8,425,655	3,818,717	8,458,434	8,197,409	8,310,604
Earnings (loss) per share:
Basic (in dollars per share)	$ (3.23)		$ (0.90)					$ (7.66)	$ (2.29)	$ (3.86)	$ (2.22)
Diluted (in dollars per share)	$ (3.23)	$ (1.95)	$ (0.90)	$ (0.70)	$ (4.22)		$ (1.38)	$ (7.66)	$ (2.29)	$ (3.86)	$ (2.22)